Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Taiclet)(1)	Compensation Actually Paid to PEO (Taiclet)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(4)	Free Cash Flow(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	23,453,308	19,116,609	7,401,024	3,365,209	156.36	230.49	5,017	6,908
2024	23,753,914	25,604,840	7,845,742	8,624,778	142.73	136.24	5,336	5,287
2023	22,813,775	14,124,440	7,683,912	5,424,588	129.72	119.09	6,920	6,229
2022	24,810,545	45,201,355	7,892,151	12,280,313	135.57	111.54	5,732	6,132
2021	18,111,211	18,685,666	6,318,045	5,193,364	96.54	95.03	6,315	7,699

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	The individuals comprising the Non-PEO NEOs are for 2025: Mr. Scott, Mr. St. John, Mr. Cahill, Mr. O’Connor, and Mr. Malave; for 2024: Mr. Malave, Mr. St. John, Ms. Hill and Mr. Lightfoot; for 2023: Mr. Malave, Mr. St. John, Mr. Cahill and Mr. Ulmer; for 2022: Mr. Malave, Mr. John W. Mollard, Mr. St. John, Mr. Scott T. Greene, Ms. Maryanne R. Lavan and Mr. Ulmer; and for 2021: Mr. Mollard, Mr. Kenneth P. Possenriede, Mr. St. John, Mr. Richard F. Ambrose, Ms. Hill and Ms. Marillyn A. Hewson.
Peer Group Issuers, Footnote	Reflects S&P Aerospace & Defense Index.
PEO Total Compensation Amount	$ 23,453,308	$ 23,753,914	$ 22,813,775	$ 24,810,545
PEO Actually Paid Compensation Amount	$ 19,116,609	25,604,840	14,124,440	45,201,355
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” column set forth in the Summary Compensation Table. The “Inclusion of Pension Service Cost” column would report amounts based on the pension service cost for services rendered during the listed year and any prior service cost or credit attributable to a plan amendment for services rendered prior to the amendment. There are no amounts listed in this column because the Company’s pension plan was frozen effective January 1, 2020 and there have not been any plan amendments triggering additional costs or credits in the years covered. Equity values are calculated in accordance with FASB ASC Topic 718.

	Summary Compensation Table Total	Exclusion of Change in Pension Value	Exclusion of Stock Awards	Inclusion of Pension Service Cost	Inclusion of Equity Values*	Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
James D. Taiclet
2025	23,453,308	—	(13,667,645)	—	9,330,946	19,116,609
2024	23,753,914	—	(13,046,594)	—	14,897,520	25,604,840
2023	22,813,775	—	(13,008,681)	—	4,319,346	14,124,440
2022	24,810,545	—	(13,413,894)	—	33,804,704	45,201,355
2021	18,111,211	—	(10,783,715)	—	11,358,170	18,685,666
Average of Non-PEO NEOs
2025	7,401,024	(152,230)	(3,968,538)	—	84,953	3,365,209
2024	7,845,742	—	(4,052,420)	—	4,831,456	8,624,778
2023	7,683,912	(203,453)	(3,994,158)	—	1,938,287	5,424,588
2022	7,892,151	—	(4,648,089)	—	9,036,251	12,280,313
2021	6,318,045	—	(2,518,462)	—	1,393,781	5,193,364
*    The amounts in the “Inclusion of Equity Values” column in the table above are derived from the amounts set forth in the following table, which reflects the forfeiture and clawback of Mr. Malave’s equity awards as described in the CD&A:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total - Inclusion of Equity Values
	($)	($)	($)	($)	($)	($)	($)
James D. Taiclet
2025	13,730,971	(3,223,517)	394,771	(1,571,279)	—	—	9,330,946
2024	14,529,741	1,030,717	—	(662,938)	—	—	14,897,520
2023	11,256,499	(6,400,756)	—	(536,398)	—	—	4,319,346
2022	17,510,143	15,944,680	—	349,881	—	—	33,804,704
2021	11,928,062	(761,733)	—	191,841	—	—	11,358,170
Average of Non-PEO NEOs
2025	4,171,040	(407,450)	26,205	(174,193)	(3,530,648)	—	84,953
2024	4,501,586	405,869	39,436	(115,435)	—	—	4,831,456
2023	3,444,261	(1,481,485)	26,240	(50,728)	—	—	1,938,287
2022	5,926,948	2,832,204	118,924	158,175	—	—	9,036,251
2021	1,970,122	(47,405)	30,538	(173,903)	(385,571)	—	1,393,781

Non-PEO NEO Average Total Compensation Amount	$ 7,401,024	7,845,742	7,683,912	7,892,151	$ 6,318,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,365,209	8,624,778	5,424,588	12,280,313	5,193,364
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” column set forth in the Summary Compensation Table. The “Inclusion of Pension Service Cost” column would report amounts based on the pension service cost for services rendered during the listed year and any prior service cost or credit attributable to a plan amendment for services rendered prior to the amendment. There are no amounts listed in this column because the Company’s pension plan was frozen effective January 1, 2020 and there have not been any plan amendments triggering additional costs or credits in the years covered. Equity values are calculated in accordance with FASB ASC Topic 718.

	Summary Compensation Table Total	Exclusion of Change in Pension Value	Exclusion of Stock Awards	Inclusion of Pension Service Cost	Inclusion of Equity Values*	Compensation Actually Paid
	($)	($)	($)	($)	($)	($)
James D. Taiclet
2025	23,453,308	—	(13,667,645)	—	9,330,946	19,116,609
2024	23,753,914	—	(13,046,594)	—	14,897,520	25,604,840
2023	22,813,775	—	(13,008,681)	—	4,319,346	14,124,440
2022	24,810,545	—	(13,413,894)	—	33,804,704	45,201,355
2021	18,111,211	—	(10,783,715)	—	11,358,170	18,685,666
Average of Non-PEO NEOs
2025	7,401,024	(152,230)	(3,968,538)	—	84,953	3,365,209
2024	7,845,742	—	(4,052,420)	—	4,831,456	8,624,778
2023	7,683,912	(203,453)	(3,994,158)	—	1,938,287	5,424,588
2022	7,892,151	—	(4,648,089)	—	9,036,251	12,280,313
2021	6,318,045	—	(2,518,462)	—	1,393,781	5,193,364
*    The amounts in the “Inclusion of Equity Values” column in the table above are derived from the amounts set forth in the following table, which reflects the forfeiture and clawback of Mr. Malave’s equity awards as described in the CD&A:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total - Inclusion of Equity Values
	($)	($)	($)	($)	($)	($)	($)
James D. Taiclet
2025	13,730,971	(3,223,517)	394,771	(1,571,279)	—	—	9,330,946
2024	14,529,741	1,030,717	—	(662,938)	—	—	14,897,520
2023	11,256,499	(6,400,756)	—	(536,398)	—	—	4,319,346
2022	17,510,143	15,944,680	—	349,881	—	—	33,804,704
2021	11,928,062	(761,733)	—	191,841	—	—	11,358,170
Average of Non-PEO NEOs
2025	4,171,040	(407,450)	26,205	(174,193)	(3,530,648)	—	84,953
2024	4,501,586	405,869	39,436	(115,435)	—	—	4,831,456
2023	3,444,261	(1,481,485)	26,240	(50,728)	—	—	1,938,287
2022	5,926,948	2,832,204	118,924	158,175	—	—	9,036,251
2021	1,970,122	(47,405)	30,538	(173,903)	(385,571)	—	1,393,781

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEO, the CAP average for our other NEOs, and our cumulative total stockholder returns during the five most recently completed years. As illustrated, CAP generally correlates with our total stockholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total stockholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEO, the CAP average for our other NEOs, and our cumulative total stockholder returns during the five most recently completed years. As illustrated, CAP generally correlates with our total stockholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total stockholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Cumulative TSR, Net Income and Free Cash Flow
The following chart sets forth the relationship between CAP for our PEO, the CAP average for our other NEOs, and our cumulative total stockholder returns during the five most recently completed years. As illustrated, CAP generally correlates with our total stockholder returns as the majority of executive compensation is delivered through long-term incentives, the value of which is largely dependent on total stockholder return, including changes to our stock price and our forecasted performance factor for the unvested PSUs granted over the last three years.
The stockholder return performance indicated on the graph below is not a guarantee of future performance.

Total Shareholder Return Vs Peer Group
Stockholder Returns Versus Peer Group
For purposes of the Pay Versus Performance disclosure, we measure our TSR performance against the industry-focused index disclosed in the stock performance graph of our Annual Report on Form 10-K. The comparison assumes $100 was invested in the Company and in the S&P Aerospace & Defense Index for the period starting December 31, 2020 and was held through the end of each year listed in the first table set forth above. All dollar values assume reinvestment of dividends paid by companies in the index. Historical stock performance is not necessarily indicative of future stock performance. This table does not reflect how the Compensation Committee considers TSR in setting executive pay or linking executive pay to Company performance.

Tabular List, Table
Other Most Important Performance Measures

The table to the right lists what in the Company’s assessment are the most important financial performance measures used by the Company to link the CAP of our NEOs for 2025 to Company performance. The measures in the table are listed alphabetically and are not ranked by relative importance or otherwise. See "Compensation Discussion and Analysis” and Appendix A for more information on Free Cash Flow, ROIC, and Segment Operating Profit.
Most Important Performance Measures
Free Cash Flow
Relative TSR
ROIC
Sales
Segment Operating Profit

Total Shareholder Return Amount	$ 156.36	142.73	129.72	135.57	96.54
Peer Group Total Shareholder Return Amount	230.49	136.24	119.09	111.54	95.03
Net Income (Loss)	$ 5,017,000,000	$ 5,336,000,000	$ 6,920,000,000	$ 5,732,000,000	$ 6,315,000,000
Company Selected Measure Amount	6,908	5,287	6,229	6,132	7,699
PEO Name	Taiclet
Additional 402(v) Disclosure	“Net income” is equivalent to “Net earnings” as reported in the Company’s financial statements.
Net Income and Free Cash Flow are also important components of our executive compensation incentive plans. Free Cash Flow is incorporated in both our annual and long-term incentive plans, while Net Income is part of the formula for our ROIC calculation in our long-term incentive program. While Net Income and Free Cash Flow are key financial measures that can also affect our TSRs, they do not have as strong of a relation to CAP given that the methodology in determining CAP is primarily based on changes to equity-based award values tied to our annual stock price performance.
As shown in the Pay Versus Performance table on page 58 above, CAP increased from 2021 to 2022, decreased from 2022 to 2023, increased from 2023 to 2024 and decreased from 2024 to 2025, while Net Income decreased from 2021 to 2022, increased from 2022 to 2023, decreased from 2023 to 2024 and 2024 to 2025, while Free Cash Flow decreased from 2021 to 2022, increased from 2022 to 2023, decreased from 2023 to 2024 and increased from 2024 to 2025. See “2025 Compensation Elements” in the CD&A for more information on the impact of these measures to 2025 incentive awards.

Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not total stockholder return or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Free Cash Flow as this measure for 2022, 2023, 2024 and 2025 as reflected in column (i) in the first table above. Free Cash Flow is a non-GAAP measure and is defined as cash from operations less capital expenditures. See Appendix A for more information on Free Cash Flow and how it is calculated. This performance measure may not have been the most important financial performance measure for 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Segment Operating Profit
Taiclet [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 18,111,211
PEO Actually Paid Compensation Amount					18,685,666
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,667,645)	(13,046,594)	(13,008,681)	(13,413,894)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,330,946	14,897,520	4,319,346	33,804,704
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,730,971	14,529,741	11,256,499	17,510,143
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,223,517)	1,030,717	(6,400,756)	15,944,680
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,771	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,571,279)	(662,938)	(536,398)	349,881
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Taiclet [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Taiclet [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Taiclet [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,783,715)
PEO | Taiclet [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,358,170
PEO | Taiclet [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,928,062
PEO | Taiclet [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(761,733)
PEO | Taiclet [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Taiclet [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					191,841
PEO | Taiclet [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Taiclet [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,230)	0	(203,453)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,968,538)	(4,052,420)	(3,994,158)	(4,648,089)	(2,518,462)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,953	4,831,456	1,938,287	9,036,251	1,393,781
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,171,040	4,501,586	3,444,261	5,926,948	1,970,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,450)	405,869	(1,481,485)	2,832,204	(47,405)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,205	39,436	26,240	118,924	30,538
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,193)	(115,435)	(50,728)	158,175	(173,903)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,530,648)	0	0	0	(385,571)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0